Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment loss		$ 1,280
Navios Acquisition
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other than temporary impairment loss on investments	$ 13,543
Navios Partners
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other than temporary impairment loss on investments			$ 55,524
Two vessels
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessel impairment loss	$ 9,998
Four vessels
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment loss			$ 179,186